Concentration of Risks - Schedule of Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	14.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	19.00%			[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	17.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	37.00%		27.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	16.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	12.00%			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	20.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	21.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	15.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	29.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	15.00%			[1]
Supplier Concentration Risk [Member] | Supplier G [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%			[1]
Supplier Concentration Risk [Member] | Supplier H [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%			[1]

[1]	Less than 10%